Impairment of non-financial assets - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	13.00%
Impairment loss recognised in profit or loss, goodwill	¥ 17,430
Bungie Inc [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	11,309
Impairment loss recognised in profit or loss, right-of-use assets	14,266
Impairment loss recognised in profit or loss, intangible assets other than goodwill	39,737
Pixo Holdings Inc [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	5,171
Impairment loss recognised in profit or loss, right-of-use assets	640
Impairment loss recognised in profit or loss, intangible assets other than goodwill	1,944
Recoverable amount of asset or cash-generating unit	0
Impairment loss recognised in profit or loss, goodwill	14,355
Cost of sales [member] | Bungie Inc [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	54,750
Other Operating Income Expenses [Member] | Bungie Inc [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	65,312
Other Operating Income Expenses [Member] | Pixo Holdings Inc [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	¥ 22,110